Common Stock	12 Months Ended
Dec. 31, 2014
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock [Text Block]
15. Common Stock

In December 2013, the Company issued 72,007,000 shares of the Company's common stock at a price per share of $0.25. As part of this private placement, the Company issued warrants to purchase 4,320,420 shares of common stock at an exercise price of $0.25 per share with an initial fair value of $1,442,000 and paid $1,115,000 to the placement agents. In 2014, the Company accrued and paid to $569,000 to certain shareholders as required by the terms of our Series B Redeemable Convertible Preferred Stock Purchase Agreement.